PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund

Supplement dated May 3, 2013 to the Summary Prospectuses, Prospectuses and Statement of Additional Information dated October 26, 2012

Effective on or about June 1, 2013, Brian Clapp has been named a portfolio manager to the Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (together, the “Funds”).

The following revisions are hereby made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) to reflect Mr. Clapp’s service:

I.	The following is added to the “Management of the Fund” table in the Summary Section of both the Summary Prospectus and the Prospectus for each of the Funds:
Investment Manager	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	Prudential Investment Management, Inc.	Brian Clapp, CFA	Principal	June 2013

II.	The following is added to “How the Fund is Managed – Portfolio Managers” section of the Prospectus for each of the Funds:

Brian Clapp, CFA, is Principal and high yield portfolio manager for Prudential Fixed Income's High Yield Team. Previously, Mr. Clapp was a senior high yield credit analyst on Prudential Fixed Income’s Credit Research team. He joined Prudential Financial in 2006 from Muzinich & Co. While there, Mr. Clapp held several positions, including portfolio manager for a high yield bond based hedge fund, hedge fund credit analyst, and credit analyst covering the chemical, industrial, and transportation sectors. Earlier at Triton Partners, an institutional high yield fund manager, Mr. Clapp was a credit analyst covering the metals and mining, healthcare, homebuilding, building products and transportation sectors. He received a BS in Finance from Bryant College, and an MS in Computational Finance, and an MBA from Carnegie Mellon. Mr. Clapp holds the Chartered Financial Analyst (CFA) designation.
III.	The following is added to the table in Part I of the SAI entitled “Portfolio Managers: Other Accounts” for Prudential High Yield Fund.
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Fund Ownership
Prudential Investment Management, Inc.	Brian Clapp, CFA	None	None	None	None

Information is as of May 1, 2013

IV.	The following is added to the table in Part I of the SAI entitled “Portfolio Managers: Other Accounts” for Prudential Short Duration High Yield Income Fund.
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Fund Ownership
Prudential Investment Management, Inc.	Brian Clapp, CFA	None	None	None	None

Information is as of May 1, 2013

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